Financial instruments and risk management - Summary of Impact of Additional Weakening or Strengthening of Sterling Against Euro (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Detailed Information About Hedged Items [Line Items]
Loss for the year after taxation	£ (32,547)	£ (19,582)	£ (18,411)
Total equity	9,059	20,909	35,055	£ 52,350
Currency Risk | Euro
Disclosure Of Detailed Information About Hedged Items [Line Items]
Loss for the year after taxation	(32,547)	(19,582)	(18,411)
Euro denominated net financial liabilities	(723)	(640)	438
Total equity	9,059	20,909	35,055
If Sterling Rose 20% | Currency Risk | Euro
Disclosure Of Detailed Information About Hedged Items [Line Items]
Loss for the year after taxation	(29,056)	(18,645)	(17,259)
Euro denominated net financial liabilities	(603)	(533)	364
Total equity	9,180	18,879	32,667
If Sterling Fell 20% | Currency Risk | Euro
Disclosure Of Detailed Information About Hedged Items [Line Items]
Loss for the year after taxation	(37,784)	(21,257)	(20,140)
Euro denominated net financial liabilities	(904)	(800)	546
Total equity	£ 8,878	£ 23,995	£ 38,637